Insurance Contract Liabilities and Reinsurance Assets - Summary of Composition of Insurance Contract Liabilities and Reinsurance Assets by Line of Business and Reporting Segment (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	$ 339,785	$ 309,808
Total reinsurance ceded	45,769	41,353
Total, gross of reinsurance ceded	385,554	351,161	$ 328,654
Other insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Total, gross of reinsurance ceded	14,377	13,219	$ 12,968
Gross insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	339,785	309,808
Total reinsurance ceded	45,769	41,353
Total, gross of reinsurance ceded	385,554	351,161
Gross insurance contract liabilities [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	(458)	(285)
Total reinsurance ceded	324	224
Total, gross of reinsurance ceded	(134)	(61)
Gross insurance contract liabilities [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	102,958	87,937
Total reinsurance ceded	2,127	1,432
Total, gross of reinsurance ceded	105,085	89,369
Gross insurance contract liabilities [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	90,346	83,297
Total reinsurance ceded	443	286
Total, gross of reinsurance ceded	90,789	83,583
Gross insurance contract liabilities [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	146,939	138,859
Total reinsurance ceded	42,875	39,411
Total, gross of reinsurance ceded	189,814	178,270
Gross insurance contract liabilities [Member] | Individual insurance participating [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	76,480	66,817
Total reinsurance ceded	8,780	9,869
Total, gross of reinsurance ceded	85,260	76,686
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	0
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	55,262	46,071
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	12,796	12,012
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	8,422	8,734
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	148,715	138,096
Total reinsurance ceded	19,944	13,588
Total, gross of reinsurance ceded	168,659	151,684
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	(684)	(609)
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	36,930	32,887
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	44,468	39,655
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	68,001	66,163
Gross insurance contract liabilities [Member] | Annuities and pensions [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	41,902	38,585
Total reinsurance ceded	16,065	16,850
Total, gross of reinsurance ceded	57,967	55,435
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	34	36
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	7,114	5,915
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	18,462	17,871
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	16,292	14,763
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	72,688	66,310
Total reinsurance ceded	980	1,046
Total, gross of reinsurance ceded	73,668	67,356
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	192	288
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	3,652	3,064
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	14,620	13,759
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	$ 54,224	$ 49,199